Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Inventories carried at net realisable value	€ 189	€ 163
Total expense towards inventory write downs and losses	407	281
Inventories	5,931	4,683
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Inventories	€ 0	€ 258